Schedule of Deferred Tax Assets and Liabilities (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2021 ILS (₪)
Deferred tax asset liability, beginning balance	₪ 2,904
Changes recognized in biological assets	(1,280)
Changes recognized in other	306
Business combinations (see Note 8)	1,090
Deferred tax asset liability, ending balance	₪ 3,020